Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 6-Subsequent Events

On January 1, 2019 the Company engaged David Barbash as chief sales officer (“CSO”) transitioning Jill Buzan, the Company’s previous CSO, to the position as a Florida sales representative.

On January 11, 2019 the Company signed an agreement to transfer of majority ownership and control of its wholly owned subsidiary, Kannabinoid, Inc., to a third party, retaining an interest in an ongoing 5% royalty on all sales of its Kana product.

On January 09, 2019 the Company entered into receivership with the judicial appointment of Robert Stevens and Strongbow Advisors, Inc. The Company determined that it was in its best interest and those of its shareholders and creditors to seek protection under receivership after evaluating its options following the order for judgment in favor of Cromogen in the matter entitled Cromogen Biotechnology Corporation vs. Earth Science Tech, Inc.. The appointment of Strongbow Advisors, Inc. and Robert Stevens as Receiver was approved unanimously by the Registrant’s Board of Directors and a majority of its debt holders. Strongbow and Stevens were selected because of their reputation of helping companies restructure and continue to execute on their business plans, albeit under a debt and capital structure that allows them to succeed. Unlike many receivers who simply look to wind up the affairs of a company and liquidate its assets, Stevens and Strongbow have built a reputation and differentiated themselves by assisting companies with financings and working in the capital markets to help companies raise the capital needed not only to pay debts but to build and grow their businesses. As a result, they are almost hyper-vigilant in protecting their companies’ shareholders and are not focused solely on creditors.

The Company has a motion for shortening of time for claims for Cromogen on March 27, 2019 to move to compel Cromogen to file the claim in the State of Nevada.

Note 8-Subsequent Events

On May 14, 2018 the company submitted its Form 10 to become fully reporting and is currently in approval process.

On May 30, 2018 the company entered a distribution agreement with AATAC to conduct a marketing program directing distributors and wholesalers, as well as providing fulfillment facilities and account representatives.

On January 1, 2019 the Company engaged David Barbash as chief sales officer (“CSO”) transitioning Jill Buzan, the Company’s previous CSO, to the position as a Florida sales representative.

On January 11, 2019 the Company signed an agreement to transfer of majority ownership and control of its wholly owned subsidiary, Kannabinoid, Inc., to a third party, retaining an interest in an ongoing 5% royalty on all sales of its Kana product.

On January 09, 2019 the Company entered into receivership with the judicial appointment of Robert Stevens and Strongbow Advisors, Inc. The Company determined that it was in its best interest and those of its shareholders and creditors to seek protection under receivership after evaluating its options following the order for judgment in favor of Cromogen in the matter entitled Cromogen Biotechnology Corporation vs. Earth Science Tech, Inc.. The appointment of Strongbow Advisors, Inc. and Robert Stevens as Receiver was approved unanimously by the Registrant’s Board of Directors and a majority of its debt holders. Strongbow and Stevens were selected because of their reputation of helping companies restructure and continue to execute on their business plans, albeit under a debt and capital structure that allows them to succeed. Unlike many receivers who simply look to wind up the affairs of a company and liquidate its assets, Stevens and Strongbow have built a reputation and differentiated themselves by assisting companies with financings and working in the capital markets to help companies raise the capital needed not only to pay debts but to build and grow their businesses. As a result, they are almost hyper-vigilant in protecting their companies’ shareholders and are not focused solely on creditors.

The Company has a motion for shortening of time for claims for Cromogen on March 27, 2019 to move to compel Cromogen to file the claim in the State of Nevada.